Feb. 28, 2020
Investor Class Shares | SA International Small Company Fund
SA FUNDS – Investment Trust
SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated February 28, 2020 to the

Prospectuses of each Fund,

each dated October 29, 2019

This Supplement amends information in the Funds’ Prospectuses of the SA Funds – Investment Trust, each dated October 29, 2019. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

All Funds

Effective February 7, 2020, BAM Advisor Services, LLC d/b/a as Loring Ward, the Investment Adviser to the Funds changed its name to Buckingham Strategic Partners, LLC. All references to BAM Advisor Services LLC in the Prospectuses are replaced with Buckingham Strategic Partners, LLC.

With this change, all of the businesses under The Buckingham Family of Financial Services are unified under the Buckingham brand. This initiative represents a milestone following the November 2018 merger of BAM Advisor Services and Loring Ward, and enables the firm to better align the brands within its wealth management and turnkey asset management platform (“TAMP”) business lines.

Buckingham Wealth Partners became the new identity of the businesses collectively known now as The Buckingham Family of Financial Services. Following the change, the firm’s wealth management business line, Buckingham Strategic Wealth, and its TAMP business line, Buckingham Strategic Partners, both operate under the Buckingham Wealth Partners brand umbrella.

In addition, the following disclosure replaces the first paragraph under the Principal Investment Strategies section of each of the Prospectuses on page 17:

You should retain this Supplement for future reference.